Disclosures About Fair Value Of Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Carrying amounts of non-marketable equity securities	¥ 1,783	¥ 1,837